Long-term Deposits	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Long-term Deposits
Note 7 - Long-term Deposits

There were no such deposits as of December 31, 2025. Long-term deposits as of December 31, 2024 include bank deposits in US Dollars with terms at the balance sheet date of more than 12 months with average annual interest rates of 5.61%.